STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended							9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 29, 2012	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Sep. 29, 2012 Ply Gem Prime [Member]	Dec. 31, 2011 Ply Gem Prime [Member]	Sep. 29, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Oct. 01, 2011 Phantom Stock [Member]	Dec. 31, 2011 Phantom Stock [Member]	Dec. 31, 2010 Phantom Stock [Member]	Dec. 31, 2009 Phantom Stock [Member]	Aug. 31, 2011 Phantom Stock [Member]	Jul. 02, 2011 Phantom Stock [Member]	Sep. 26, 2006 Phantom Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period	5 years
Weighted average fair value of options granted (in dollars per share)	$ 35.07	$ 24.69	$ 0.72
Weighted average assumptions used:
Expected volatility (in hundredths)	46.00%	30.00%	30.00%
Expected term (in years)	3 years 7 months 24 days	5 years	5 years
Risk-free interest rate (in hundredths)	0.91%	2.42%	2.30%
Expected dividend yield (in hundredths)	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding at beginning of period (in shares)										502,844	387,891
Granted (in shares)										0	150,000
Forfeited or expired (in shares)										(3,500)	(35,047)
Stock options outstanding at end of period (in shares)										499,344	502,844	387,891
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price at beginning of period (in dollars per share)										$ 68.57	$ 56.38
Weighted average exercise price at end of period (in dollars per share)										$ 68.49	$ 68.57	$ 56.38
Weighted average remaining contractual term										6 years 4 days	6 years 9 months	6 years 5 months 23 days
Vested options (in shares)	124,994									159,494
Vested in percentage (in hundredths)	100.00%
Total unrecognized compensation expense	$ 5,200,000									$ 4,100,000
Weighted average recognition period of unrecognized compensation expense	3 years 5 months 27 days									2 years 9 months
Compensation expense	429,722	163,622	31,384
Subsidiary or Equity Method Investee [Line Items]
Common Stock Shares Owned by Management beginning balance (in shares)	100			100				452,872	582,282
Shares issued (in shares)								0	0
Shares repurchased (in shares)								0	(129,410)
Common Stock Shares Owned by Management ending balance (in shares)	100	100		100				452,872	452,872
Shares of common stock vest rate	20.00%
Phantom stock [Abstract]
Entity Common Stock, Shares Outstanding														$ 10.00					$ 10
Interest, at an annual rate (in hundredths)														10.00%	10.00%			10.00%
Portion of original face amount payable (in hundredths)					33.333%	33.33%	33.33%										33.33%
Payment made for phantom stocks													2,300,000	2,300,000	2,100,000	1,800,000
Accrued expenses	$ 90,881,000	$ 75,117,000		$ 80,121,000											$ 2,200,000